Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Variable Insurance Trust
Entity Central Index Key	0001046292
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000025652
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - International Equity Insights Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over Artificial Intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
1/1/15	$10,000	$10,000
12/15	$10,105	$9,919
12/16	$9,829	$10,018
12/17	$12,444	$12,526
12/18	$10,418	$10,798
12/19	$12,340	$13,175
12/20	$13,180	$14,205
12/21	$14,784	$15,805
12/22	$12,781	$13,521
12/23	$15,172	$15,987
12/24	$16,102	$16,598

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	6.13%	5.46%	4.88%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

AssetsNet	$ 98,047,674
Holdings Count | Holding	288
Advisory Fees Paid, Amount	$ 828,752
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$98,047,674
# of Portfolio Holdings	288
Portfolio Turnover Rate	151%
Total Net Advisory Fees Paid	$828,752

Holdings [Text Block]

Sector Allocation (%)

Financials	23.2%
Industrials	19.4%
Health Care	12.8%
Information Technology	10.3%
Consumer Discretionary	10.3%
Consumer Staples	7.0%
Materials	6.5%
Communication Services	3.4%
Energy	2.0%
Other	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025653
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - International Equity Insights Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over Artificial Intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	MSCI EAFE Index (Net, USD, Unhedged)
1/1/15	$10,000	$10,000
12/15	$10,077	$9,919
12/16	$9,788	$10,018
12/17	$12,353	$12,526
12/18	$10,309	$10,798
12/19	$12,188	$13,175
12/20	$12,985	$14,205
12/21	$14,519	$15,805
12/22	$12,527	$13,521
12/23	$14,835	$15,987
12/24	$15,697	$16,598

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	5.81%	5.19%	4.61%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

AssetsNet	$ 98,047,674
Holdings Count | Holding	288
Advisory Fees Paid, Amount	$ 828,752
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$98,047,674
# of Portfolio Holdings	288
Portfolio Turnover Rate	151%
Total Net Advisory Fees Paid	$828,752

Holdings [Text Block]

Sector Allocation (%)

Financials	23.2%
Industrials	19.4%
Health Care	12.8%
Information Technology	10.3%
Consumer Discretionary	10.3%
Consumer Staples	7.0%
Materials	6.5%
Communication Services	3.4%
Energy	2.0%
Other	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025646
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Value Index	Russell 1000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,559	$9,617	$10,092
12/16	$10,666	$11,285	$11,308
12/17	$11,717	$12,826	$13,761
12/18	$10,725	$11,765	$13,103
12/19	$13,506	$14,888	$17,221
12/20	$14,044	$15,305	$20,831
12/21	$17,433	$19,155	$26,341
12/22	$16,322	$17,711	$21,302
12/23	$18,446	$19,741	$26,953
12/24	$21,600	$22,578	$33,559

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	17.10%	9.83%	8.00%
Russell 1000® Value Index	14.37%	8.67%	8.48%
Russell 1000® Index	24.51%	14.26%	12.86%

AssetsNet	$ 272,855,436
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,932,895
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$272,855,436
# of Portfolio Holdings	70
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$1,932,895

Holdings [Text Block]

Sector Allocation (%)

Financials	24.2%
Industrials	16.9%
Health Care	16.1%
Information Technology	8.2%
Energy	5.8%
Utilities	5.5%
Consumer Staples	5.4%
Consumer Discretionary	5.3%
Materials	5.1%
Other	7.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 28, 2024, the Fund changed its 80% investment policy to reflect changes to its definition of large-cap companies and to remove the reference to the market capitalization range of a third-party large cap index. This change did not materially impact the market capitalizations of the large-cap companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025647
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Value Index	Russell 1000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,542	$9,617	$10,092
12/16	$10,618	$11,285	$11,308
12/17	$11,633	$12,826	$13,761
12/18	$10,619	$11,765	$13,103
12/19	$13,339	$14,888	$17,221
12/20	$13,837	$15,305	$20,831
12/21	$17,149	$19,155	$26,341
12/22	$16,022	$17,711	$21,302
12/23	$18,058	$19,741	$26,953
12/24	$21,090	$22,578	$33,559

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	16.79%	9.59%	7.74%
Russell 1000® Value Index	14.37%	8.67%	8.48%
Russell 1000® Index	24.51%	14.26%	12.86%

AssetsNet	$ 272,855,436
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,932,895
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$272,855,436
# of Portfolio Holdings	70
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$1,932,895

Holdings [Text Block]

Sector Allocation (%)

Financials	24.2%
Industrials	16.9%
Health Care	16.1%
Information Technology	8.2%
Energy	5.8%
Utilities	5.5%
Consumer Staples	5.4%
Consumer Discretionary	5.3%
Materials	5.1%
Other	7.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 28, 2024, the Fund changed its 80% investment policy to reflect changes to its definition of large-cap companies and to remove the reference to the market capitalization range of a third-party large cap index. This change did not materially impact the market capitalizations of the large-cap companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025655
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

#ERROR:This Snippet cannot be shown because it has not been approved.
Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell Midcap® Growth Index	Russell 3000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,480	$9,980	$10,048
12/16	$9,642	$10,712	$11,328
12/17	$12,259	$13,418	$13,722
12/18	$11,748	$12,781	$13,003
12/19	$15,783	$17,314	$17,036
12/20	$22,803	$23,477	$20,595
12/21	$25,460	$26,465	$25,880
12/22	$18,790	$19,394	$20,908
12/23	$22,299	$24,411	$26,336
12/24	$26,866	$29,806	$32,607

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	20.48%	11.21%	10.38%
Russell Midcap® Growth Index	22.10%	11.46%	11.53%
Russell 3000® Index	23.81%	13.85%	12.53%

AssetsNet	$ 64,493,954
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 505,788
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$64,493,954
# of Portfolio Holdings	77
Portfolio Turnover Rate	73%
Total Net Advisory Fees Paid	$505,788

Holdings [Text Block]

Sector Allocation (%)

Information Technology	26.0%
Industrials	18.7%
Health Care	15.6%
Financials	11.3%
Consumer Discretionary	11.0%
Energy	4.8%
Consumer Staples	4.7%
Communication Services	3.8%
Materials	2.7%
Other	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000128923
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$108	0.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

#ERROR:This Snippet cannot be shown because it has not been approved.
Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell Midcap® Growth Index	Russell 3000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,480	$9,980	$10,048
12/16	$9,615	$10,712	$11,328
12/17	$12,203	$13,418	$13,722
12/18	$11,673	$12,781	$13,003
12/19	$15,649	$17,314	$17,036
12/20	$22,583	$23,477	$20,595
12/21	$25,176	$26,465	$25,880
12/22	$18,555	$19,394	$20,908
12/23	$21,978	$24,411	$26,336
12/24	$26,437	$29,806	$32,607

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	20.29%	11.04%	10.20%
Russell Midcap® Growth Index	22.10%	11.46%	11.53%
Russell 3000® Index	23.81%	13.85%	12.53%

AssetsNet	$ 64,493,954
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 505,788
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$64,493,954
# of Portfolio Holdings	77
Portfolio Turnover Rate	73%
Total Net Advisory Fees Paid	$505,788

Holdings [Text Block]

Sector Allocation (%)

Information Technology	26.0%
Industrials	18.7%
Health Care	15.6%
Financials	11.3%
Consumer Discretionary	11.0%
Energy	4.8%
Consumer Staples	4.7%
Communication Services	3.8%
Materials	2.7%
Other	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025649
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell Midcap® Value Index	Russell 3000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,076	$9,522	$10,048
12/16	$10,304	$11,426	$11,328
12/17	$11,445	$12,951	$13,722
12/18	$10,248	$11,359	$13,003
12/19	$13,479	$14,433	$17,036
12/20	$14,611	$15,149	$20,595
12/21	$19,133	$19,442	$25,880
12/22	$17,221	$17,103	$20,908
12/23	$19,188	$19,277	$26,336
12/24	$21,567	$21,796	$32,607

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	12.40%	9.85%	7.98%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
Russell 3000® Index	23.81%	13.85%	12.53%

AssetsNet	$ 449,369,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 3,493,503
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$449,369,000
# of Portfolio Holdings	98
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid	$3,493,503

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.8%
Financials	18.8%
Utilities	9.9%
Real Estate	8.6%
Information Technology	8.2%
Materials	8.0%
Energy	7.4%
Consumer Discretionary	6.8%
Health Care	6.3%
Other	7.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 28, 2024, the Fund changed its 80% investment policy to reflect changes to its definition of mid-cap companies and to remove the reference to the market capitalization range of a third-party mid cap index. This change did not materially impact the market capitalizations of the mid-cap companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025650
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell Midcap® Value Index	Russell 3000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,048	$9,522	$10,048
12/16	$10,250	$11,426	$11,328
12/17	$11,362	$12,951	$13,722
12/18	$10,146	$11,359	$13,003
12/19	$13,308	$14,433	$17,036
12/20	$14,398	$15,149	$20,595
12/21	$18,800	$19,442	$25,880
12/22	$16,877	$17,103	$20,908
12/23	$18,752	$19,277	$26,336
12/24	$21,032	$21,796	$32,607

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	12.16%	9.57%	7.71%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
Russell 3000® Index	23.81%	13.85%	12.53%

AssetsNet	$ 449,369,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 3,493,503
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$449,369,000
# of Portfolio Holdings	98
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid	$3,493,503

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.8%
Financials	18.8%
Utilities	9.9%
Real Estate	8.6%
Information Technology	8.2%
Materials	8.0%
Energy	7.4%
Consumer Discretionary	6.8%
Health Care	6.3%
Other	7.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 28, 2024, the Fund changed its 80% investment policy to reflect changes to its definition of mid-cap companies and to remove the reference to the market capitalization range of a third-party mid cap index. This change did not materially impact the market capitalizations of the mid-cap companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025640
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024. Small-cap equities underperformed their large-cap counterparts for the year, largely due to concerns around credit conditions and persistent inflationary pressures.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2000® Index	Russell 3000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,787	$9,559	$10,048
12/16	$12,058	$11,596	$11,328
12/17	$13,453	$13,295	$13,722
12/18	$12,293	$11,831	$13,003
12/19	$15,347	$14,850	$17,036
12/20	$16,663	$17,815	$20,595
12/21	$20,628	$20,455	$25,880
12/22	$16,630	$16,274	$20,908
12/23	$19,836	$19,029	$26,336
12/24	$23,615	$21,225	$32,607

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	19.05%	8.99%	8.97%
Russell 2000® Index	11.54%	7.40%	7.81%
Russell 3000® Index	23.81%	13.85%	12.53%

AssetsNet	$ 152,624,661
Holdings Count | Holding	570
Advisory Fees Paid, Amount	$ 960,392
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$152,624,661
# of Portfolio Holdings	570
Portfolio Turnover Rate	158%
Total Net Advisory Fees Paid	$960,392

Holdings [Text Block]

Sector Allocation (%)

Financials	18.9%
Industrials	16.9%
Health Care	15.4%
Information Technology	13.4%
Consumer Discretionary	10.7%
Real Estate	6.5%
Energy	4.1%
Materials	4.0%
Communication Services	3.7%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, investments related to REITs was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025641
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$116	1.06%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024. Small-cap equities underperformed their large-cap counterparts for the year, largely due to concerns around credit conditions and persistent inflationary pressures.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 2000® Index	Russell 3000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,751	$9,559	$10,048
12/16	$11,993	$11,596	$11,328
12/17	$13,338	$13,295	$13,722
12/18	$12,162	$11,831	$13,003
12/19	$15,145	$14,850	$17,036
12/20	$16,411	$17,815	$20,595
12/21	$20,268	$20,455	$25,880
12/22	$16,287	$16,274	$20,908
12/23	$19,374	$19,029	$26,336
12/24	$23,020	$21,225	$32,607

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	18.82%	8.73%	8.69%
Russell 2000® Index	11.54%	7.40%	7.81%
Russell 3000® Index	23.81%	13.85%	12.53%

AssetsNet	$ 152,624,661
Holdings Count | Holding	570
Advisory Fees Paid, Amount	$ 960,392
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$152,624,661
# of Portfolio Holdings	570
Portfolio Turnover Rate	158%
Total Net Advisory Fees Paid	$960,392

Holdings [Text Block]

Sector Allocation (%)

Financials	18.9%
Industrials	16.9%
Health Care	15.4%
Information Technology	13.4%
Consumer Discretionary	10.7%
Real Estate	6.5%
Energy	4.1%
Materials	4.0%
Communication Services	3.7%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, investments related to REITs was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025643
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Strategic Growth Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$84	0.72%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Growth Index	Russell 1000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$10,340	$10,567	$10,092
12/16	$10,545	$11,315	$11,308
12/17	$13,778	$14,733	$13,761
12/18	$13,634	$14,511	$13,103
12/19	$18,479	$19,792	$17,221
12/20	$25,965	$27,409	$20,831
12/21	$31,659	$34,974	$26,341
12/22	$21,363	$24,783	$21,302
12/23	$30,323	$35,360	$26,953
12/24	$40,138	$47,156	$33,559

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	32.37%	16.76%	14.90%
Russell 1000® Growth Index	33.36%	18.94%	16.76%
Russell 1000® Index	24.51%	14.26%	12.86%

AssetsNet	$ 427,188,003
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,719,991
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$427,188,003
# of Portfolio Holdings	54
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$2,719,991

Holdings [Text Block]

Sector Allocation (%)

Information Technology	51.3%
Communication Services	15.7%
Consumer Discretionary	11.7%
Health Care	8.3%
Industrials	5.3%
Financials	3.6%
Materials	2.0%
Energy	1.4%
Money Market Instruments	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, investments related to securities of issuers in one or more sectors was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025644
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Strategic Growth Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$113	0.97%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Growth Index	Russell 1000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$10,314	$10,567	$10,092
12/16	$10,488	$11,315	$11,308
12/17	$13,673	$14,733	$13,761
12/18	$13,492	$14,511	$13,103
12/19	$18,257	$19,792	$17,221
12/20	$25,581	$27,409	$20,831
12/21	$31,096	$34,974	$26,341
12/22	$20,934	$24,783	$21,302
12/23	$29,653	$35,360	$26,953
12/24	$39,168	$47,156	$33,559

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	32.09%	16.47%	14.61%
Russell 1000® Growth Index	33.36%	18.94%	16.76%
Russell 1000® Index	24.51%	14.26%	12.86%

AssetsNet	$ 427,188,003
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,719,991
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$427,188,003
# of Portfolio Holdings	54
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$2,719,991

Holdings [Text Block]

Sector Allocation (%)

Information Technology	51.3%
Communication Services	15.7%
Consumer Discretionary	11.7%
Health Care	8.3%
Industrials	5.3%
Financials	3.6%
Materials	2.0%
Energy	1.4%
Money Market Instruments	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, investments related to securities of issuers in one or more sectors was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025633
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	0.56%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	S&P 500® Index
1/1/15	$10,000	$10,000
12/15	$9,980	$10,138
12/16	$11,051	$11,351
12/17	$13,711	$13,828
12/18	$12,862	$13,223
12/19	$16,105	$17,386
12/20	$18,931	$20,586
12/21	$24,499	$26,496
12/22	$19,663	$21,697
12/23	$24,344	$27,402
12/24	$31,239	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	28.32%	14.15%	12.05%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 373,449,778
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 1,913,424
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$373,449,778
# of Portfolio Holdings	132
Portfolio Turnover Rate	204%
Total Net Advisory Fees Paid	$1,913,424

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.7%
Financials	12.6%
Consumer Discretionary	11.8%
Health Care	10.9%
Communication Services	10.4%
Industrials	7.4%
Consumer Staples	4.6%
Energy	3.3%
Materials	2.9%
Other	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025634
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$88	0.77%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	S&P 500® Index
1/1/15	$10,000	$10,000
12/15	$9,959	$10,138
12/16	$11,002	$11,351
12/17	$13,620	$13,828
12/18	$12,754	$13,223
12/19	$15,933	$17,386
12/20	$18,693	$20,586
12/21	$24,135	$26,496
12/22	$19,332	$21,697
12/23	$23,892	$27,402
12/24	$30,582	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	28.00%	13.91%	11.82%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 373,449,778
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 1,913,424
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$373,449,778
# of Portfolio Holdings	132
Portfolio Turnover Rate	204%
Total Net Advisory Fees Paid	$1,913,424

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.7%
Financials	12.6%
Consumer Discretionary	11.8%
Health Care	10.9%
Communication Services	10.4%
Industrials	7.4%
Consumer Staples	4.6%
Energy	3.3%
Materials	2.9%
Other	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000138559
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Portfolio perform and what affected its performance?

The performance of the broad global equity market was volatile but positive, as waning inflation globally led a number of central banks, including the U.S. Federal Reserve (Fed), to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally that was fueled by excitement about artificial intelligence capabilities. Global fixed income performance was generally negative, as the market repriced its expectations for economic growth, inflation and U.S. fiscal policy and the Fed indicated it would slow the pace of its interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	ICE BofAML Three-Month U.S. Treasury Bill Index	S&P 500® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,549	$10,005	$10,138
12/16	$9,599	$10,038	$11,351
12/17	$10,136	$10,124	$13,828
12/18	$9,453	$10,314	$13,223
12/19	$10,314	$10,549	$17,386
12/20	$11,043	$10,619	$20,586
12/21	$11,599	$10,625	$26,496
12/22	$10,875	$10,780	$21,697
12/23	$11,734	$11,320	$27,402
12/24	$12,161	$11,914	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	3.64%	3.35%	1.97%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 41,196,648
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$41,196,648
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$0

Holdings [Text Block]

Fund Allocation (%)

Underlying Fund	86.9%
Exchange Traded Funds	9.5%
Investment Company	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000138560
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Portfolio perform and what affected its performance?

The performance of the broad global equity market was volatile but positive, as waning inflation globally led a number of central banks, including the U.S. Federal Reserve (Fed), to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally that was fueled by excitement about artificial intelligence capabilities. Global fixed income performance was generally negative, as the market repriced its expectations for economic growth, inflation and U.S. fiscal policy and the Fed indicated it would slow the pace of its interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	ICE BofAML Three-Month U.S. Treasury Bill Index	S&P 500® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,524	$10,005	$10,138
12/16	$9,551	$10,038	$11,351
12/17	$10,063	$10,124	$13,828
12/18	$9,365	$10,314	$13,223
12/19	$10,191	$10,549	$17,386
12/20	$10,876	$10,619	$20,586
12/21	$11,403	$10,625	$26,496
12/22	$10,657	$10,780	$21,697
12/23	$11,485	$11,320	$27,402
12/24	$11,863	$11,914	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	3.29%	3.08%	1.72%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 41,196,648
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$41,196,648
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$0

Holdings [Text Block]

Fund Allocation (%)

Underlying Fund	86.9%
Exchange Traded Funds	9.5%
Investment Company	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000141036
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Portfolio perform and what affected its performance?

The performance of the broad global equity market was volatile but positive, as waning inflation globally led a number of central banks, including the U.S. Federal Reserve (Fed), to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally that was fueled by excitement about artificial intelligence capabilities. Global fixed income performance was generally negative, as the market repriced its expectations for economic growth, inflation and U.S. fiscal policy and the Fed indicated it would slow the pace of its interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Advisor	ICE BofAML Three-Month U.S. Treasury Bill Index	S&P 500® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,511	$10,005	$10,138
12/16	$9,537	$10,038	$11,351
12/17	$10,027	$10,124	$13,828
12/18	$9,316	$10,314	$13,223
12/19	$10,117	$10,549	$17,386
12/20	$10,783	$10,619	$20,586
12/21	$11,285	$10,625	$26,496
12/22	$10,539	$10,780	$21,697
12/23	$11,333	$11,320	$27,402
12/24	$11,685	$11,914	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor	3.11%	2.92%	1.57%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 41,196,648
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$41,196,648
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$0

Holdings [Text Block]

Fund Allocation (%)

Underlying Fund	86.9%
Exchange Traded Funds	9.5%
Investment Company	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133600
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of risk assets was broadly volatile but positive overall, as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, healthy corporate earnings and a strong rally, especially among technology stocks, fueled by excitement about artificial intelligence capabilities. The U.S. Federal Reserve (Fed) left short-term interest rates unchanged until September 2024, when it began its long-awaited easing cycle. In the weeks surrounding the November election, the markets repriced their expectations for economic growth, inflation and government fiscal policy. Bond yields rose sharply in December, after the Fed projected a slower than previously expected pace for its rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	60% MSCI World / 40% Bloomberg U.S. Treasury Index	Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)	MSCI World Index (Net, USD, Hedged)	MSCI World Index (Net, Total Return, USD)
1/1/15	$10,000	$10,000	$10,000	$10,000	$10,000
12/15	$9,448	$10,180	$10,084	$10,201	$9,913
12/16	$9,874	$10,808	$10,189	$11,159	$10,657
12/17	$11,193	$12,120	$10,424	$13,294	$13,045
12/18	$10,737	$11,704	$10,514	$12,418	$11,909
12/19	$12,056	$14,003	$11,235	$15,947	$15,204
12/20	$12,582	$15,780	$12,134	$18,223	$17,621
12/21	$14,653	$17,847	$11,852	$22,665	$21,466
12/22	$11,869	$15,361	$10,375	$19,179	$17,572
12/23	$13,750	$17,804	$10,795	$23,840	$21,752
12/24	$15,407	$20,111	$10,858	$29,054	$25,814

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	12.05%	5.02%	4.41%
60% MSCI World / 40% Bloomberg U.S. Treasury Index	12.96%	7.50%	7.23%
Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)	0.58%	-0.68%	0.83%
MSCI World Index (Net, USD, Hedged)	21.87%	12.73%	11.25%
MSCI World Index (Net, Total Return, USD)	18.67%	11.15%	9.94%

AssetsNet	$ 262,157,874
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,788,064
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$262,157,874
# of Portfolio Holdings	12
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid	$1,788,064

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed markets ex US Equity	11.4	11.4	-	11.4
Long-Term Fixed Income	30.5	30.5	-	30.5
Cash and Short-Term Investments	127.5	101.2	26.3	74.9
US Equity	52.9	52.9	-	52.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110307
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of risk assets was broadly volatile but positive overall, as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, healthy corporate earnings and a strong rally, especially among technology stocks, fueled by excitement about artificial intelligence capabilities. The U.S. Federal Reserve (Fed) left short-term interest rates unchanged until September 2024, when it began its long-awaited easing cycle. In the weeks surrounding the November election, the markets repriced their expectations for economic growth, inflation and government fiscal policy. Bond yields rose sharply in December, after the Fed projected a slower than previously expected pace for its rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	60% MSCI World / 40% Bloomberg U.S. Treasury Index	Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)	MSCI World Index (Net, USD, Hedged)	MSCI World Index (Net, Total Return, USD)
1/1/15	$10,000	$10,000	$10,000	$10,000	$10,000
12/15	$9,418	$10,180	$10,084	$10,201	$9,913
12/16	$9,827	$10,808	$10,189	$11,159	$10,657
12/17	$11,115	$12,120	$10,424	$13,294	$13,045
12/18	$10,633	$11,704	$10,514	$12,418	$11,909
12/19	$11,902	$14,003	$11,235	$15,947	$15,204
12/20	$12,391	$15,780	$12,134	$18,223	$17,621
12/21	$14,395	$17,847	$11,852	$22,665	$21,466
12/22	$11,637	$15,361	$10,375	$19,179	$17,572
12/23	$13,449	$17,804	$10,795	$23,840	$21,752
12/24	$15,030	$20,111	$10,858	$29,054	$25,814

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	11.76%	4.77%	4.16%
60% MSCI World / 40% Bloomberg U.S. Treasury Index	12.96%	7.50%	7.23%
Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)	0.58%	-0.68%	0.83%
MSCI World Index (Net, USD, Hedged)	21.87%	12.73%	11.25%
MSCI World Index (Net, Total Return, USD)	18.67%	11.15%	9.94%

AssetsNet	$ 262,157,874
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,788,064
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$262,157,874
# of Portfolio Holdings	12
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid	$1,788,064

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed markets ex US Equity	11.4	11.4	-	11.4
Long-Term Fixed Income	30.5	30.5	-	30.5
Cash and Short-Term Investments	127.5	101.2	26.3	74.9
US Equity	52.9	52.9	-	52.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000128922
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the broad U.S. fixed income market was volatile, with macroeconomic data, sentiment about the U.S. election and Federal Reserve ("Fed") monetary policy driving market movements. The Fed left short-term interest rates unchanged for most the annual period, indicating its policy moves would be data dependent, before beginning its long-awaited easing cycle in September 2024. In the weeks ahead of and then after the November election, the market repriced its expectations for U.S. economic growth, inflation and fiscal deficit. In December, the Fed projected a slower than previously expected pace for its interest rate cuts going forward after delivering 100 basis points of monetary policy easing in 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Bloomberg U.S. Aggregate Bond Index
1/1/15	$10,000	$10,000
12/15	$10,060	$10,055
12/16	$10,361	$10,321
12/17	$10,713	$10,687
12/18	$10,651	$10,688
12/19	$11,639	$11,620
12/20	$12,765	$12,493
12/21	$12,502	$12,300
12/22	$10,748	$10,700
12/23	$11,401	$11,292
12/24	$11,543	$11,433

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	1.24%	-0.16%	1.44%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

AssetsNet	$ 167,511,073
Holdings Count | Holding	729
Advisory Fees Paid, Amount	$ 583,486
InvestmentCompanyPortfolioTurnover	766.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$167,511,073
# of Portfolio Holdings	729
Portfolio Turnover Rate	766%
Total Net Advisory Fees Paid	$583,486

Holdings [Text Block]

Sector Allocation (%)

Mortgage-Backed Securities	33.8%
U.S. Treasury Obligations	25.6%
Corporate Bond	23.0%
Asset- Backed Securities	10.4%
Investment Company	6.8%
Commercial Mortgage-Backed Securities	6.0%
Foreign Bond	4.7%
Collateralized Mortgage Obligations	2.2%
Other	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025636
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$67	0.67%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the broad U.S. fixed income market was volatile, with macroeconomic data, sentiment about the U.S. election and Federal Reserve ("Fed") monetary policy driving market movements. The Fed left short-term interest rates unchanged for most the annual period, indicating its policy moves would be data dependent, before beginning its long-awaited easing cycle in September 2024. In the weeks ahead of and then after the November election, the market repriced its expectations for U.S. economic growth, inflation and fiscal deficit. In December, the Fed projected a slower than previously expected pace for its interest rate cuts going forward after delivering 100 basis points of monetary policy easing in 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Bloomberg U.S. Aggregate Bond Index
1/1/15	$10,000	$10,000
12/15	$10,027	$10,055
12/16	$10,298	$10,321
12/17	$10,621	$10,687
12/18	$10,533	$10,688
12/19	$11,481	$11,620
12/20	$12,560	$12,493
12/21	$12,280	$12,300
12/22	$10,526	$10,700
12/23	$11,140	$11,292
12/24	$11,239	$11,433

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	0.89%	-0.42%	1.17%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

AssetsNet	$ 167,511,073
Holdings Count | Holding	729
Advisory Fees Paid, Amount	$ 583,486
InvestmentCompanyPortfolioTurnover	766.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$167,511,073
# of Portfolio Holdings	729
Portfolio Turnover Rate	766%
Total Net Advisory Fees Paid	$583,486

Holdings [Text Block]

Sector Allocation (%)

Mortgage-Backed Securities	33.8%
U.S. Treasury Obligations	25.6%
Corporate Bond	23.0%
Asset- Backed Securities	10.4%
Investment Company	6.8%
Commercial Mortgage-Backed Securities	6.0%
Foreign Bond	4.7%
Collateralized Mortgage Obligations	2.2%
Other	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133599
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Government Money Market Fund
Class Name	Institutional Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 3,620,064,734
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,543,029
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets$3,620,064,734 # of Portfolio Holdings417 Total Net Advisory Fees Paid$4,543,029
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	57.4%
U.S. Treasury Obligations	36.1%
U.S. Government Agency Obligations	8.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025638
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Government Money Market Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
AssetsNet	$ 3,620,064,734
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,543,029
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets$3,620,064,734 # of Portfolio Holdings417 Total Net Advisory Fees Paid$4,543,029
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	57.4%
U.S. Treasury Obligations	36.1%
U.S. Government Agency Obligations	8.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs